Other assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other assets	Other assets:

	2023	2022
Intangible assets (a)	$61.0	$75.7
Deferred dry-dock (b)	166.0	86.9
Restricted cash (c)	2.6	11.0
Contingent consideration asset (d)	36.8	39.5
Indemnity claim under acquisition agreement (e)	—	—
Deferred financing fees on undrawn financings (f)	28.1	57.3
Other	46.1	42.4
	$340.6	$312.8
(a)Intangible assets:

December 31, 2023	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(104.7)	$25.2
Trademark	27.4	(5.3)	22.1
Other	28.7	(15.0)	13.7
	$186.0	$(125.0)	$61.0

December 31, 2022	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(92.3)	$37.6
Trademark	27.4	(3.9)	23.5
Other	25.2	(10.6)	14.6
	$182.5	$(106.8)	$75.7
As part of the acquisition of APR Energy on February 28, 2020, the Company recorded $27,400,000 related to the fair value of a trademark. The trademark is amortized on a straight-line basis over its estimated useful life of 20 years.
Acquired customer contracts are amortized on a straight-line basis over their remaining useful lives. As of December 31, 2023, the weighted average remaining useful lives of acquired customer contracts was 2.4 years (2022 – 3.4 years; 2021 – 3.9 years).
During the year ended December 31, 2023, the Company recorded $18,198,000 of amortization related to intangible assets (2022 – $23,200,000; 2021 – $20,910,000).
11.    Other assets (continued):
(a)Intangible assets (continued):
Future amortization of intangible assets is as follows:

2024	$14.1
2025	9.7
2026	4.4
2027	2.7
2028	2.2
Thereafter	27.9
$61.0
(b)Deferred dry-dock:
During the years ended December 31, 2023 and 2022, changes in deferred dry-dock were as follows:

December 31, 2021	$79.4
Costs incurred	42.4
Vessel Sales	(11.3)
Amortization expensed (1)	(23.6)
December 31, 2022	86.9
Costs incurred	124.4
Vessel sales(2)	(6.9)
Amortization expensed (1)	(38.4)
December 31, 2023	$166.0
(1)Amortization of dry-docking costs is included in depreciation and amortization.
(2)Includes one vessel classified as asset held for sale as at December 31, 2023.
(c)Restricted cash:
Restricted cash consists primarily of amounts held in reserve accounts related to the Company’s debt facilities.
(d)Contingent consideration asset:
As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for certain losses that may be incurred on future cash repatriation from a foreign jurisdiction until the earlier of (1) reaching the maximum cash flows subject to compensation, (2) termination of specified contracts, (3) sustaining the ability to repatriate cash without losses and (4) April 30, 2022. The amount of compensation depends on the Company’s ability to generate cash flows on specific contracts in the foreign jurisdiction and the magnitude of losses incurred on repatriation. The maximum amount of cash flows subject to compensation is $110,000,000. This indemnification obligation related to the cash repatriation from a foreign jurisdiction expired in April 2022 (note 5(a)).
In February 2021, Fairfax additionally agreed to compensate the Company for future losses realized on sale or disposal of certain property, plant and equipment and inventory items calculated as the difference between the proceeds on sale or disposal and the book value of the respective assets at February 28, 2020, prior to acquisition. The maximum amount of losses subject to compensation under the February 2021 agreement is $64,000,000. There is no expiration or end date related to this indemnification.
11.    Other assets (continued):
(d)Contingent consideration asset (continued):

Contingent consideration asset, December 31, 2021	$55.3
Change in fair value	0.9
Compensation received	(12.5)
Contingent consideration asset, December 31, 2022	43.7
Change in fair value	(2.2)
Compensation received	(3.8)
Contingent consideration asset	37.7
Current portion included in prepaid expenses and other	(0.9)
Contingent consideration asset, December 31, 2023	$36.8
(e)Indemnity claim under acquisition agreement
As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for losses resulting from an ongoing injunction on certain sites in Argentina, which losses are settled through a combination of cancellation of Holdback Shares and cash. In May 2022, 2,576,014 of the Holdback Shares were cancelled and in 2022 the Company received a total of $31,602,000 cash compensation, of which $21,247,000 was received in December 2022 and was recorded as acquisition related asset. As at December 31, 2022, the indemnification for the losses related to the injunction were fully settled.
(f)Deferred financing fees on undrawn financings
The Company has entered into financing arrangements for certain of its vessels under construction. As the financing arrangements are undrawn as at December 31, 2023, the amounts incurred have been capitalized and recorded as long-term asset. As the financing is drawn, the amounts are reclassified and presented as a direct deduction from the related debt liability.